Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARDING LOEVNER FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Institutional | Emerging Markets Research Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EMERGING MARKETS RESEARCH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Emerging Markets Research Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations during the most recent fiscal year, no portfolio turnover information is presented.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" have been based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in companies that are based in emerging and frontier markets. Emerging and frontier markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing and improving corporate governance in developing countries. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive, and whose shares are under-priced relative to estimates of their value. The investment adviser’s analysts, after completing this research, assign a rating to each stock based upon its potential return relative to an appropriate benchmark. The universe of stocks eligible for investment in the Portfolio are those rated for purchase by the analysts and that otherwise meet the investment characteristics and guidelines established for the Portfolio. These guidelines include limits on exposure by geography, industry and currency, and may include other limits, such as market capitalization. To reduce its volatility, the Portfolio is diversified across these elements. The Portfolio may invest in companies in all capitalization ranges, including smaller and medium-sized companies.

The investment adviser expects that a majority of the stocks that its analysts have rated for purchase that meet the Portfolio’s investment characteristics and guidelines will be held in the Portfolio. The portfolio managers may exclude any stock in their discretion based on factors such as trading volumes, market capitalization or geography. In determining the weight of each security in the Portfolio, the portfolio managers will seek to maintain a portfolio that, over time, is generally less volatile than the Portfolio’s benchmark, taking into consideration factors including the relevant security’s predicted relative price performance, the timeliness of investment potential, the implications for portfolio risk and the requirement to observe the investment characteristics and guidelines established for the Portfolio. The portfolio managers will periodically re-balance the portfolio when and as they deem appropriate, to reflect, among other things, changes to securities prices, analysts’ ratings, desired investment characteristics, investment guidelines or assumptions about prospective volatility or tracking error. The portfolio managers will use risk models and other quantitative tools to assist them in determining portfolio weightings.

The Portfolio normally holds investments across at least 15 countries. Emerging and frontier markets include countries that have an emerging stock market as defined by Morgan Stanley Capital International, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics. Emerging and frontier markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth.

Factors bearing on whether a company is considered to be “based” in an emerging or frontier market may include: (1) it is legally domiciled in an emerging or frontier market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in an emerging or frontier market; or (3) it has the principal exchange listing for its securities in an emerging or frontier market.

The Portfolio will invest broadly in equity securities of companies domiciled in one of at least 15 countries with emerging or frontier markets, generally considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.

The Portfolio invests at least 65% of its total assets in common stocks, preferred stocks, rights and warrants issued by companies that are based in emerging or frontier markets, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in emerging markets securities, which includes frontier markets, and investment companies that invest in the types of securities in which the Portfolio would normally invest.

Because some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

Market Risk. Investments in the Portfolio may lose value due to a general downturn in stock markets.

Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Emerging and Frontier Market Risk. Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries.

Participation Notes Risk. Participation notes are issued by banks or broker-dealers or their affiliates and are designed to replicate the return of a particular underlying equity or debt security, currency or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market. In addition, participation notes involve counterparty risk, because the Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.

Small- and Mid-Capitalization Risk: The securities of smaller and medium-sized companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.

NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.

Financial Services Sector Risk. To the extent the Portfolio invests in securities and other obligations of issuers in the financial services sector, the Portfolio will be vulnerable to events affecting companies in the financial services industry. Examples of risks affecting the financial services sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Portfolio is subject to numerous risks, any of which could cause an investor to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Institutional Class of the Portfolio is new and does not yet have a full calendar year of performance. After the Institutional Class of the Portfolio has been in operation for a full calendar year, total return information will be presented. Once available, updated Portfolio performance information will be available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Institutional Class of the Portfolio is new and does not yet have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 435-8105
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hardingloevnerfunds.com
Institutional | Emerging Markets Research Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.42%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.27%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[2]
1 YEAR	rr_ExpenseExampleYear01	$ 132
3 YEARS	rr_ExpenseExampleYear03	$ 883

[1]	"Other Expenses" have been based on estimated amounts for the current fiscal year.
[2]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.30% through February 28, 2018.